UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  028-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     January 25, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $40,224 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102      407    14800 SH       SOLE                    14800        0        0
APACHE CORP                    COM              037411105     3514    34065 SH       SOLE                    34065        0        0
BAKER HUGHES INC               COM              057224107     1223    30200 SH       SOLE                    30200        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     2633    62980 SH       SOLE                    62980        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1750    17785 SH       SOLE                    17785        0        0
DRESSER-RAND GROUP INC         COM              261608103      411    13000 SH       SOLE                    13000        0        0
DRIL-QUIP INC                  COM              262037104     2137    37840 SH       SOLE                    37840        0        0
ENERGEN CORP                   COM              29265N108     2908    62140 SH       SOLE                    62140        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      235     7489 SH       SOLE                     7489        0        0
EQT CORP                       COM              26884L109     1718    39125 SH       SOLE                    39125        0        0
FLOWSERVE CORP                 COM              34354P105      830     8775 SH       SOLE                     8775        0        0
HALLIBURTON CO                 COM              406216101     1270    42193 SH       SOLE                    42193        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     1166    26450 SH       SOLE                    26450        0        0
NATURAL RESOURCE PARTNERS L    COM UNIT L P     63900P103      296    12205 SH       SOLE                    12205        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     1578    38770 SH       SOLE                    38770        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     2867    35240 SH       SOLE                    35240        0        0
OCEANEERING INTL INC           COM              675232102     2283    39005 SH       SOLE                    39005        0        0
ONEOK INC NEW                  COM              682680103     2840    63725 SH       SOLE                    63725        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103      922    14795 SH       SOLE                    14795        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     2099    44015 SH       SOLE                    44015        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      927    17540 SH       SOLE                    17540        0        0
SCHLUMBERGER LTD               COM              806857108     2000    30725 SH       SOLE                    30725        0        0
SPECTRA ENERGY CORP            COM              847560109     1383    67425 SH       SOLE                    67425        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      656     9810 SH       SOLE                     9810        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108      542    22300 SH       SOLE                    22300        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     1629    19670 SH       SOLE                    19670        0        0